Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Income Tax Reconciliation [Line Items]
Computed expected tax expense	$ (13,941)			$ (41,113)
State income taxes, net of federal tax effect	(1,143)			(2,171)
Foreign income taxes	(69)			136
Permanent differences	534			1,215
Non-deductible acquisition costs	3,716
Change in valuation allowance				45,525
Provision (benefit) for income taxes	(10,903)	(319)	11,598	3,592
Predecessor [Member]
Income Tax Reconciliation [Line Items]
Computed expected tax expense					(50,970)	(22,489)
State income taxes, net of federal tax effect					555	434
Foreign income taxes					610	831
Permanent differences					4,820	193
Non-deductible acquisition costs					2,896
Intercompany elimination					2,843
Change in valuation allowance					44,169	17,292
Provision (benefit) for income taxes					$ 4,923	$ (3,739)